Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Income And Comprehensive Income [Abstract]
Rent Expenses Incurred To Related Party	$ 851	$ 798	$ 811
Interest Expense, Related Party	$ 916	$ 663	$ 455